Summary of Stock Option and Restricted Stock Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,869,417		17,142,500	17,661,216
Stock Options Shares
Beginning balance	17,142,500		17,661,216	15,641,872
Granted	813,265		1,192,974	3,803,796
Exercised/vested	(20,000)		0	0
Cancelled/expired/forfeited	(2,066,348)		(1,711,690)	(1,784,452)
Ending balance	15,869,417		17,142,500	17,661,216
Exercisable at end of period	10,294,719
Available for Additional Grant at end of peiod	20,355,430	[1]
Stock Options Price Range
Beginning balance, lower limit	$ 9.06		$ 9.06	$ 17.06
Beginning balance, upper limit	$ 150.45		$ 150.45	$ 150.45
Share Based Compensation Shares Authorized Under Stock Option Plans Grants In Period Exercise Price Range Lower Range Limit	$ 19.98		$ 22.69	$ 9.06
Granted, upper limit	$ 32.27		$ 27.79	$ 9.06
Exercised/vested, lower limit	$ 9.06		$ 0.00	$ 0.00
Exercised/vested, upper limit	$ 9.06		$ 0.00	$ 0.00
Cancelled/expired/forfeited, lower limit	$ 9.06		$ 9.06	$ 9.06
Cancelled/expired/forfeited, upper limit	$ 140.40		$ 140.14	$ 149.81
Ending balance, lower limit	$ 9.06		$ 9.06	$ 9.06
Ending balance, upper limit	$ 150.45		$ 150.45	$ 150.45
Stock Options Weighted Average Exercise Price
Beginning balance	$ 51.17		$ 53.17	$ 65.29
Granted	$ 29.70		$ 23.64	$ 9.06
Exercised/vested	$ 9.06		$ 0.00	$ 0.00
Cancelled/expired/forfeited	$ 63.40		$ 52.62	$ 65.39
Ending balance	$ 48.53		$ 51.17	$ 53.17
Exercisable at end of period	$ 66.20
Restricted Stock [Member]
Restricted Stock Shares
Beginning balance	4,620,809		4,770,172	3,803,412
Granted	1,400,305		1,355,075	2,565,648
Exercised/vested	(1,085,252)		(1,266,267)	(1,255,092)
Cancelled/expired/forfeited	(313,695)		(238,171)	(343,796)
Ending balance	4,622,167		4,620,809	4,770,172
Restricted Stock Deferred Compensation
Beginning balance	$ 43		$ 59	$ 113
Granted	44		33	28
Cancelled/expired/forfeited	(7)		(7)	(16)
Amortization of restricted stock compensation	(32)		(42)	(66)
Ending balance	$ 48		$ 43	$ 59
Restricted Stock Weighted Average Grant Price
Beginning balance	$ 25.32		$ 37.02	$ 64.61
Granted	$ 31.27		$ 24.01	$ 10.40
Exercised/vested	$ 50.37		$ 67.27	$ 64.79
Cancelled/expired/forfeited	$ 22.07		$ 29.22	$ 46.59
Ending balance	$ 21.46		$ 25.32	$ 37.02
Restricted Stock Units (RSUs) [Member]
Stock Options Price Range
Beginning balance, lower limit	$ 27.50
Beginning balance, upper limit	$ 42.10
Ending balance, lower limit	$ 26.96		$ 27.50
Ending balance, upper limit	$ 42.10		$ 42.10
Restricted Stock Shares
Beginning balance	65,190		66,420	0
Granted	344,590		0	66,420
Exercised/vested	0		0	0
Cancelled/expired/forfeited	(4,305)		(1,230)	0
Ending balance	405,475		65,190	66,420
Restricted Stock Weighted Average Grant Price
Beginning balance	$ 26.96		$ 26.96	$ 0.00
Granted	$ 37.57		$ 0.00	$ 26.96
Exercised/vested	$ 0.00		$ 0.00	$ 0.00
Cancelled/expired/forfeited	$ 26.96		$ 26.96	$ 0.00
Ending balance	$ 35.98		$ 26.96	$ 26.96

[1]	Includes 13,759,670 shares available to be issued as restricted stock.